Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,825,000
Previously Paid Amount	0.00
Total Fee Amount	2,737.83
Total Offset Amount	0.00
Net Fee	2,737.83
Narrative - Max Aggregate Offering Price	$ 19,825,000
Final Prospectus	true